Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges	[1]	$ (156)	$ (142)	$ (110)
Business and asset disposals (including impairment losses)	[1]	183	(385)	(71)
NET finance (cost) income		(995)	(69)	829
Decrease of income taxes		(205)	84	399
Non-controlling interest on the exceptional items		9	30	13
Exceptional Legal Costs			(19)
Exceptional customs audit claim			(66)
Exceptional Claims and Legal Costs	[1]		(85)
Exceptional share of results of associates	[1]	104	(35)	$ (1,143)
Utilization of current year and carry forward interests for which no deferred tax asset was recognized		(240)
South Africa Tax Matters [Member]
Disclosure of Exceptional Items [line items]
Utilization of current year and carry forward interests for which no deferred tax asset was recognized		4,500
Ghost Beverages LLC [Member]
Disclosure of Exceptional Items [line items]
Business and asset disposals (including impairment losses)		$ 437
Tilray Brands, Inc [Member]
Disclosure of Exceptional Items [line items]
Business and asset disposals (including impairment losses)			$ (300)

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.